RENTAL INCOME (Schedule of rental income) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018
Minimum rentals	$ 19,126,372	$ 18,154,701
Contingent rentals	1,298,467	1,146,181
Total	20,424,839	19,300,882
Company Owned Property [Member]
Minimum rentals	12,448,374	11,652,482
Contingent rentals	850,226	746,442
Leased Property [Member]
Minimum rentals	6,677,998	6,502,219
Contingent rentals	$ 448,241	$ 399,739